UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE

  68130

(Address of principal executive offices)

(Zip code)

James Ash

             17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:   10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 6.3%
	COMPUTERS - 2.1%
1,196	Apple, Inc.	$ 711,740

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
6,202	Altisource Portfolio Solutions SA *	703,927

	INTERNET - 2.1%
13,017	NetEase, Inc. - ADR *	702,918

	TOTAL COMMON STOCK (Cost - $1,883,593)	2,118,585

	EXCHANGE TRADED FUNDS - 61.6%
	DEBT FUNDS - 10.1%
13,643	iShares Barclays TIPS Bond Fund	1,672,086
18,117	iShares iBoxx $ High Yield Corporate Bond Fund	1,678,178
		3,350,264
	EQUITY FUNDS - 51.5%
14,410	Direxion Daily S&P 500 Bull 3x Shares *	1,219,374
78,551	Direxion Daily Small Cap Bull 3x Shares *	4,484,476
20,804	iShares Russell 2000 Index Fund	1,690,117
19,932	SPDR S&P 500 ETF Trust	2,814,000
26,051	Vanguard REIT ETF	1,677,163
27,990	Vanguard S&P 500 ETF	1,808,994
43,307	Vanguard Small-Cap ETF	3,416,922
		17,111,046

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,018,442)	20,461,310

	EXCHANGE TRADED NOTES - 15.7%
	COMMODITY FUND - 5.0%
30,093	PowerShares DB Gold Double Long ETN *	1,663,541

	EQUITY FUND - 10.7%
87,954	JPMorgan Alerian MLP Index ETN	3,568,294

	TOTAL EXCHANGE TRADED NOTES (Cost - $5,330,929)	5,231,835

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Shares		Value
	MUTUAL FUNDS - 5.1%
	DEBT FUND - 5.1%
98,765	Nuveen High Yield Municipal Bond Fund - Class I
	TOTAL MUTUAL FUNDS (Cost - $1,680,000)	$ 1,680,988

	SHORT-TERM INVESTMENTS - 11.5%
	MONEY MARKET FUND - 11.5%
3,837,815	Goldman Sachs Financial Square Funds - Government Fund, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,837,815)	3,837,815

	TOTAL INVESTMENTS - 100.2% (Cost - $33,750,779) (a)	$ 33,330,533
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(73,371)
	NET ASSETS - 100.0%	$ 33,257,162

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 561,125
	Unrealized depreciation:	(981,371)
	Net unrealized depreciation:	$ (420,246)

*	Non-income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2012.
	ADR - American Depositary Receipt
	ETF - Exchange Traded Fund
	TIPS - Treasury Inflation Protected Securities

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”) detailed below. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,118,585	$ -	$ -	$ 2,118,585
Exchange Traded Funds	20,461,310	-	-	20,461,310
Exchange Traded Notes	5,231,835	-	-	5,231,835
Mutual Funds	1,680,988	-	-	1,680,988
Short Term Investments	3,837,815	-	-	3,837,815
Total	$ 33,330,533	$ -	$ -	$ 33,330,533

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds

The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Fund may invest in exchange traded notes (“ETNs”).    ETNs are unsecured obligations of the issuer that are linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/20/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/20/12